Loans and Allowance for Loan Losses (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Categories of impaired loans
Non-accrual loans	$ 18,243	$ 23,680
Troubled debt restructurings continuing to accrue interest	17,720	11,395
Total impaired loans	$ 35,963	$ 35,075